Average Annual Total Returns - VY Clarion Real Estate Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV MSCI U.S. REIT® Index 1 Yr		Class ADV MSCI U.S. REIT® Index 5 Yrs		Class ADV MSCI U.S. REIT® Index 10 Yrs		Class ADV MSCI U.S. REIT® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI U.S. REIT® Index 1 Yr		Class I MSCI U.S. REIT® Index 5 Yrs		Class I MSCI U.S. REIT® Index 10 Yrs		Class I MSCI U.S. REIT® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S MSCI U.S. REIT® Index 1 Yr		Class S MSCI U.S. REIT® Index 5 Yrs		Class S MSCI U.S. REIT® Index 10 Yrs		Class S MSCI U.S. REIT® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 MSCI U.S. REIT® Index 1 Yr		Class S2 MSCI U.S. REIT® Index 5 Yrs		Class S2 MSCI U.S. REIT® Index 10 Yrs		Class S2 MSCI U.S. REIT® Index Since Inception
Total	(6.89%)	3.57%	7.29%		Apr. 17, 2006	(7.57%)	[1]	4.84%	[1]	8.30%	[1]	[1]	(6.32%)	4.19%	7.94%		May 19, 2003	(7.57%)	[1]	4.84%	[1]	8.30%	[1]	[1]	(6.53%)	3.93%	7.67%		Jan. 24, 2089	(7.57%)	[1]	4.84%	[1]	8.30%	[1]	[1]	(6.69%)	3.77%	7.51%		Sep. 09, 2002	(7.57%)	[1]	4.84%	[1]	8.30%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.